U.S. SECURITIES AND EXCHANGE COMMISSION

                                Washington, D.C. 20549

                                      FORM 24f-2


                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


          1.    Name and Address of issuer:

                Investors Life Insurance Company of North America Separate Account 1
                701 Brazos Street
                Austin, Texas 78701

          2. Name of each series or class of funds for which this notice is filed:

                Not Applicable

          3.    Investment Company Act File Number: 811-3470

                  Securities Act File Numbers:  2-77712 and 2-84850

          4.    Last day of fiscal year for which this notice is filed:

                  December 31, 1995

          5.    Not Applicable

          6.    Not Applicable

          7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                    $0.00

          8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                    $0.00

          9. Number and aggregate sale price of securities sold during the fiscal year:

                    $6,669,579

          10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                    $6,669,579

          11.   Not Applicable

          12.   Calculation of registration fee:

               (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2:

                         $6,669,579

               (ii)  Not Applicable

               (iii) Aggregate price of shares redeemed or repurchased
                     during the fiscal year:

                         $14,468,444

               (iv)  Not Applicable

               (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2:

                         ($7,798,865)

               (vi)  Not Applicable

               (vii) Fee Due:   $0.00

          13.   Not Applicable

          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By:   /s/ Roberta A. Mitchell
                Vice President

          Date: February 26, 1996






          February 26, 1996



          Mr. Roy F. Mitte
          President and Chief Executive Officer
          Investors Life Insurance Company of North America
          701 Brazos Street
          Austin, Texas 78701


                Re: Investors Life Insurance Company of North America Separate Account I


          Dear Mr. Mitte:

          This is written in connection with the filing of the Rule 24f-2 Notice for Investors Life Insurance Company of North America's Separate Account I dated February 26, 1996, herewith (the "Notice") under Section 24(f) of the Investment Company Act of 1940, as amended. The Notice proposes to make definite the dollar amount of such Separate Account's variable annuity contract interest (the "Securities") registered under the Securities Act of 1933, as amended (Registration No. 2-77712). I have been asked for my opinion whether such securities have been legally issued, fully paid and are nonassessable.

          In my capacity as Senior Vice President and General Counsel of Investors Life Insurance Company of North America, I have examined such records and documents pertaining to variable annuity contracts issued by Investors Life Insurance Company of North America and funded through its Separate Account I, as well as applicable Federal and State laws, as in my judgment are necessary and appropriate to enable me to formulate the opinion sought. Based upon the foregoing, it is my opinion that the Securities have been legally issued, provided that their registration is made definite in number by filing the Notice with the Securities and Exchange Commission on or before June 30, 1996. The Securities are fully paid and nonassessable.

          Sincerely,

          /s/ Theodore A. Fleron
          Theodore A. Fleron
          Senior Vice President and General Counsel


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